Form 13F Report for the Calendar Year or Quarter Ended:   6/30/2006

Check here if Amendment [ ]; Amendment Number:            ______________
     This Amendment (check only one):                     [ ] is a restatement

                                                          [ ] adds new holdings
                                                              entries

Institutional Investment Manager Filing this Report:

Name: Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name: James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong,                 Michigan City, IN
-------------------------------------   Place
Chief Financial Officer

8/7/2006
Date

Report Type (check only one):

           [X] 13F Holdings Report

           [ ] 13F Notice

           [ ] 13F Combination Report

List of Other Managers Reporting for       Horizon Trust & Investment Management
this Manager:

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Report Summary:

Number of Other Included Managers:                                             1

Form 13F Information Table Entry Total:                                       48

Form 13F Information Table Value Total:                              $34,042,585

List of Other Included Managers:           Horizon Trust & Investment Management


                                                                        INVESTMENT DIRECTION (6)
                                                                       -------------------------    OTHER     VOTING AUTHORITY (8)
                             TYPE     CUSIP       MARKET    SHARES/PV           SHARED-  SHARED-  MANAGERS  ------------------------
    NAME OF ISSUER (1)        (2)      (3)         (4)        (5)        SOLE   DEFINED   OTHER      (7)      SOLE   SHARED    NONE
    ------------------      ------  ---------  -----------  ---------  -------  -------  -------  --------  -------  ------  -------
Aberdeen Asia-Pac Income
   Fund                     Equity  003009107        59700     10000         0    10000      0                    0      0     10000
Alltel Corp                 Equity  020039103       822450     12885      5572     7313      0                 4397      0      8488
Altria Group, Inc.          Equity  02209S103       865226     11783         0    11783      0                  900      0     10883
American Express Company    Equity  025816109       564185     10601         0    10601      0                    0      0     10601
Ametek Inc                  Equity  031100100       623047     13150         0    13150      0                    0      0     13150
Amgen Inc                   Equity  031162100       594898      9120      4151     4969      0                 2923      0      6197
Apache Corp                 Equity  037411105       598416      8768      3901     4867      0                 2760      0      6008
BP Amoco PLC, ADR's         Equity  055622104      1979012     28430         0    28430      0                 1775      0     26655
Bank America Corp           Equity  060505104      1293986     26902      9403    17499      0                 7902      0     19000
Berkshire Hathaway Inc Del
   Cl A                     Equity  084670108       366636         4         0        4      0                    0      0         4
Berkshire Hathaway, Inc.
   Cl B                     Equity  084670207       526439       173        20      153      0                   17      0       156
Cendant Corp.               Equity  151313103       729092     44757     20937    23820      0                14450      0     30307
Chevron Corporation         Equity  166764100      1217059     19611      6931    12680      0                 6455      0     13156
Conagra Inc                 Equity  205887102       229657     10387      5007     5380      0                 3540      0      6847
DNP Select Income Fund
   Inc.                     Equity  23325P104       848824     83218         0    83218      0                10250    600     72368
Du Pont DE Nemours          Equity  263534109       533811     12832      4657     8175      0                 4300      0      8532
Exxon Mobil Corp            Equity  30231G102       841661     13719         0    13719      0                 2000      0     11719
Fifth Third Bancorp         Equity  316773100       275869      7466         0     7466      0                    0      0      7466
General Electric Company    Equity  369604103      1325816     40225     10285    29940      0                16253      0     23972
Home Depot Incorporated     Equity  437076102       902373     25213     10800    14413      0                 7794      0     17419
Hubbell Inc Cl B            Equity  443510201       260884      5475         0     5475      0                    0      0      5475
International Business
   Machines Corp            Equity  459200101       984756     12819      5018     7801      0                 3577      0      9242
Ishares Goldman Sachs
   Tech I                   Equity  464287549      1623029     36196     16537    19659      0                12230      0     23966
Johnson & Johnson           Equity  478160104       843254     14073      4348     9725      0                 6213      0      7860
L-3 Communications
   Holdings, Inc.           Equity  502424104       808578     10721      4606     6115      0                 3722      0      6999
Medtronic Inc               Equity  585055106       828091     17649      7899     9750      0                 5884      0     11765
Microsoft Corporation       Equity  594918104       653402     28043     12254    15789      0                 8637      0     19406
Moody's Corp                Equity  615369105       261408      4800         0     4800      0                    0      0      4800
Omnicom Group Inc           Equity  681919106       687953      7722      3546     4176      0                 2627      0      5095
Pepsico Inc                 Equity  713448108       851667     14185      5123     9062      0                 5842      0      8343
Pfizer Inc.                 Equity  717081103       720294     30690     11887    18803      0                 8901      0     21789
Qualcomm Inc                Equity  747525103       433277     10813      4702     6111      0                 3463      0      7350
Royal Dutch Shell
   PLC-ADR A                Equity  780259206       269595      4025         0     4025      0                  575      0      3450

Energy Select Sector SPDR   Equity  81369Y506       562052      9904      4886     5018      0                 3327      0      6577
Utilities Select Sector
   SPDR                     Equity  81369Y886       789523     24451     11570    12881      0                 8386      0     16065
Starbucks Corp              Equity  855244109       744892     19727      8653    11074      0                 6494      0     13233
US Bancorp                  Equity  902973304       881902     28559     14634    13925      0                 9569      0     18990
Valero Energy Corp          Equity  91913Y100       272665      4099      1984     2115      0                 1375      0      2724
Vanguard Financial Viper    Equity  92204A405       532732      9236      4962     4274      0                 2869      0      6367
Vanguard Industrials
   Vipers                   Equity  92204A603       246581      3939      1984     1955      0                 1305      0      2634
Vanguard Materials Vipers   Equity  92204A801       331415      5147      2564     2583      0                 1775      0      3372
Vectren Corp                Equity  92240G101       215575      7911         0     7911      0                    0      0      7911
Wachovia Corp               Equity  929903102      1092362     20199      8517    11682      0                 7068      0     13131
Wal-Mart Stores Inc         Equity  931142103       812483     16867      6922     9945      0                 5363      0     11504
Walgreen CO                 Equity  931422109       837252     18672      4479    14193      0                 4048      0     14624
Wellpoint Inc               Equity  94973V107       252148      3465         0     3465      0                 1419      0      2046
Wells Fargo & CO New        Equity  949746101      1582082     23585      6906    16679      0                 7361      0     16224
Whirlpool Corp              Equity  963320106       464576      5621       105     5516      0                    0      0      5621
                                               -----------   -------   -------  -------    ---              -------    ---   -------
                                               $34,042,585   787,837   235,750  552,087      0              207,746    600   579,491
                                               ===========   =======   =======  =======    ===              =======    ===   =======